COMPREHENSIVE INCOME - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Comprehensive Income [Abstract]
Net income	$ 1,597	$ 3,042	$ 1,253
Other Comprehensive Income (Loss) Net Of Tax [Abstract]
Currency translation adjustment	(1,102)	(1,440)	(22)
Unrealized gain (loss) on derivative financial instruments, net	135	237	(104)
Unrealized gain (loss) from available-for-sale securities, net	319	(12)	12
Unrealized gain (loss) on defined benefit plans, net	35	(43)	42
Total Other Comprehensive loss	(613)	(1,258)	(72)
Total comprehensive Income	984	1,784	1,181
Comprehensive income (loss) attributable to the non-controlling interests	8	(19)	(14)
Comprehensive income attributable to Teva	$ 976	$ 1,803	$ 1,195